Whitley Law Group, P.C.

1001 South Dairy Ashford, Suite 100                           Houston, Texas 77077-2375

             (281) 668 – 9200 Telephone                                                        (281) 668 – 9201 Facsimile

November 29, 2006

Attn.: Mr. Owen Pinkerton

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:

Preliminary Proxy Statement (Schedule 14A) filed by Edgetech Services Inc.; Registration No. 0-27397

Dear Mr. Pinkerton:

Pursuant to our discussions with the Commission staff, please find attached a revised preliminary proxy statement on Schedule 14A on behalf of Edgetech Services Inc. (the “Company”). The Company has decided to withdraw proposals 3 and 4 from the previously filed preliminary proxy statement due to the fact that Nevada corporate law does not require a shareholder vote on these matters. The preliminary proxy statement has been renumbered to conform to this change.

Pursuant to Rule 14a-6(h), you will find the changes to the revised proxy statement marked clearly and precisely.

Please review the attached revised preliminary proxy statement and inform us at your earliest convenience when the Company may file its definitive proxy statement.

Thank you.

Very truly yours,

WHITLEY LAW GROUP, P.C.

By:_/s/_______________________

     Samuel E. Whitley